Security Deposits and Maintenance Reserves - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 1,554,042	R$ 1,651,533
Business combination – Azul Conecta		298
Additions	597,108	407,689
Impairment		(20,486)
Reversal of impairment	24,275
Provision for loss	(221,626)	(419,843)
Reimbursements	(135,388)	(520,107)
Transfer	23,782
Foreign currency exchange	122,226	454,958
Balances at the end of the period	1,964,419	1,554,042
Current	410,912
Non-current	1,553,507	1,235,582
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	1,321,646	1,498,898
Business combination – Azul Conecta		0
Additions	501,309	313,950
Impairment		(20,486)
Reversal of impairment	24,275
Provision for loss	(221,626)	(419,843)
Reimbursements	(86,804)	(476,588)
Transfer	0
Foreign currency exchange	106,089	425,715
Balances at the end of the period	1,644,889	1,321,646
Current	357,210
Non-current	1,287,679
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	232,396	152,635
Business combination – Azul Conecta		298
Additions	95,799	93,739
Impairment		0
Reversal of impairment	0
Provision for loss	0	0
Reimbursements	(48,584)	(43,519)
Transfer	23,782
Foreign currency exchange	16,137	29,243
Balances at the end of the period	319,530	R$ 232,396
Current	53,702
Non-current	R$ 265,828